INTANGIBLE ASSETS AND GOODWILL, NET - Schedule of reconciliation of changes in goodwill (Details) S/ in Thousands, $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure Of Goodwill [Line Items]
Goodwill	$ 113.4	$ 434,825	S/ 820,899	S/ 865,822
Mibanco - Edyficar Peru [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			273,694	273,694
Mibanco Colombia - Bancompartir
Disclosure Of Goodwill [Line Items]
Goodwill			135,658	191,898
Prima AFP - AFP Union Vida [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			124,641	124,641
Credicorp Capital Colombia S.A. [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			124,447	72,134
BCP stand-alone
Disclosure Of Goodwill [Line Items]
Goodwill			52,359	52,359
Pacifico Seguros [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			36,354	36,354
Atlantic Security Holding Corporation [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			29,795	29,795
Tenpo [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			26,602	23,051
Tenpo Prepago S.A. (before "Multicaja Prepago S.A.")
Disclosure Of Goodwill [Line Items]
Goodwill			14,956	12,943
Culqi
Disclosure Of Goodwill [Line Items]
Goodwill			2,297	3,518
Crediseguro Seguros Personales [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			96	96
Ultrasefinco S.A. [Member]
Disclosure Of Goodwill [Line Items]
Goodwill			S/ 0	S/ 45,339